Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 135,337
Total lease liability		135,337	$ 330,821
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current Incremental borrowing rate	10.25%
Current lease liabilities		135,337	214,058
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current Incremental borrowing rate	10.25%
Non-current lease liabilities			$ 116,763